Summary of Restricted Stock Activity (Detail) (Restricted Stock, USD $)	12 Months Ended
	Apr. 27, 2013	Apr. 28, 2012	Apr. 30, 2011
Restricted Stock
Number of Shares
Beginning Balance	1,384,000	2,425,000	2,330,000
Granted	60,000	83,000	684,000
Vested	(866,000)	(1,073,000)	(435,000)
Forfeited	(293,000)	(51,000)	(154,000)
Ending Balance	285,000	1,384,000	2,425,000
Weighted Average Grant Date Fair Value
Beginning Balance	$ 19.68	$ 21.31	$ 24.15
Granted	$ 11.52	$ 13.23	$ 16.65
Vested	$ 20.49	$ 22.78	$ 27.99
Forfeited	$ 19.24	$ 21.52	$ 24.76
Ending Balance	$ 15.91	$ 19.68	$ 21.31